Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	€ 51.8	€ 46.8
Acquisitions through business combinations, other provisions	4.1
Additional provision in the period	6.1	29.1
Release of provision	(4.1)	(7.1)
Utilization of provision	(16.7)	(16.8)
Foreign exchange	1.0	(0.2)
Provisions, ending balance	42.2	51.8
Provisions	42.2	51.8
Current	39.3	45.7
Non-current	(2.9)	(6.1)
Provisions	(42.2)	(51.8)
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	12.9	7.4
Acquisitions through business combinations, other provisions	0.0
Additional provision in the period	2.6	15.6
Release of provision	(0.1)	0.0
Utilization of provision	(9.8)	(10.4)
Foreign exchange	0.0	0.3
Provisions, ending balance	5.6	12.9
Onerous/ unfavorable contracts
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	0.0	1.2
Acquisitions through business combinations, other provisions	0.0
Additional provision in the period	0.0	0.0
Release of provision	0.0	(0.7)
Utilization of provision	0.0	(0.5)
Foreign exchange	0.0	0.0
Provisions, ending balance	0.0	0.0
Provisions related to other taxes
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	6.6	6.9
Acquisitions through business combinations, other provisions	0.3
Additional provision in the period	1.0	0.1
Release of provision	0.0	(0.4)
Utilization of provision	0.0	0.0
Foreign exchange	0.0	0.0
Provisions, ending balance	7.9	6.6
Other
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	32.3	31.3
Acquisitions through business combinations, other provisions	3.8
Additional provision in the period	2.5	13.4
Release of provision	(4.0)	(6.0)
Utilization of provision	(6.9)	(5.9)
Foreign exchange	1.0	(0.5)
Provisions, ending balance	€ 28.7	€ 32.3